Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue		$ 124,666	$ 108,406	$ 90,683
Other income		137,193	276,869	108,322
Operating expenses:
Research and development (includes amounts owed by related parties $3,042,762 2023:$900,000)	[1]	(176,326,321)	(128,828,888)	(81,445,843)
Administration expenses	[1]	(15,778,271)	(21,582,181)	(15,291,294)
Total operating expenses		(192,104,592)	(150,411,069)	(96,737,137)
Operating Loss		(191,842,733)	(150,025,794)	(96,538,132)
Finance income		3,394,726	3,227,496	235,468
Interest expense on DFA ( includes amounts owed to related party $24,698,653 (2023: $13,462,160))		(30,263,042)	(13,462,160)	0
Gain on remeasurement of financial liability - DFA	[2]	387,284	12,302,160	0
Fair value loss on derivative - investor options		(11,223,535)		0
Net foreign exchange (loss)/gain		(107,001)	(489,137)	(2,813,993)
Loss before income tax		(229,654,301)	(148,447,435)	(99,116,657)
Income tax benefit		9,412,196	5,926,350	6,299,286
Loss for the year		(220,242,105)	(142,521,085)	(92,817,371)
Other comprehensive income
Total comprehensive loss for the year		(220,242,105)	(142,521,085)	(92,817,371)
Loss for the year is attributable to:
Owners of the Company		(220,242,105)	(142,521,085)	(92,817,371)
Loss for the year		(220,242,105)	(142,521,085)	(92,817,371)
Total comprehensive loss for the year is attributable to:
Owners of the Company		(220,242,105)	(142,521,085)	(92,817,371)
Total comprehensive loss for the year		$ (220,242,105)	$ (142,521,085)	$ (92,817,371)
Loss per share attributable to the owners of the Company:
- Basic loss per share (cents)		$ (0.3451)	$ (0.322)	$ (0.264)
- Diluted loss per share (cents)		$ (0.3451)	$ (0.322)	$ (0.264)

[1]	Figures have been presented as described in Note 3
[2]	In the current year, the description of this amount has been changed as described in Note 13.